GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 1,554.4	$ 1,236.7
Acquisitions	141.3	317.7
Balance as of December 31	$ 1,695.7	$ 1,554.4